FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
95 Wall Street
New York, New York 10005
212-858-8000

April 25, 2002



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  First Investors Life Variable Annuity Fund C
     File Nos. 033-33419 and 811-06130
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Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 17 ("PEA No. 17") to its Registration Statement on Form N-4. PEA No. 17 was electronically filed under Rule 485(b) on April 10, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie
General Counsel